Investment Strategy	Dec. 22, 2025
T. Rowe Price Global Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund typically invests in securities of companies in global, developed markets. Global developed markets include Australia, Canada, Israel, Japan, New Zealand, Singapore, the United Kingdom, the United States, most of the countries of Western Europe, and Hong Kong. Generally, the fund expects to maintain geographic exposures similar to those of the MSCI World Index. The fund may deviate from these exposures in the adviser’s discretion and may invest in emerging market countries.

The adviser’s decision-making process focuses on bottom-up stock selection with an awareness of the global economic backdrop and the adviser’s outlook for certain industries, sectors, and individual countries. The fund diversifies broadly across a variety of industries. The fund may purchase the stocks of companies of any size, but its focus is typically on large-cap companies. While country allocation is driven largely by stock selection, the adviser may limit investments in markets or industries that appear to have poor overall prospects.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.
T. Rowe Price International Equity Research ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Under normal conditions, the fund primarily invests in stocks outside the U.S. and in at least five countries, including developed and emerging market countries. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security.

The adviser’s decision-making process focuses on bottom-up stock selection with an awareness of the global economic backdrop and the adviser’s outlook for certain industries, sectors, and individual countries. The fund diversifies broadly across a variety of industries. The fund may purchase the stocks of companies of any size, but its focus is typically on large-cap companies. While country allocation is driven largely by stock selection, the adviser may limit investments in markets or industries that appear to have poor overall prospects.

The adviser also attempts to create a portfolio with similar characteristics to the MSCI ACWI ex USA Index (Index) with the potential to provide excess returns relative to the Index. The Index gives a representation of equity stocks across both developed and emerging market countries globally, excluding the United States. The Index also gives coverage of large and mid-cap equity stocks across all sectors and style segments. The fund uses a disciplined portfolio construction process whereby it weights each country/region, sector, and industry approximately the same as the Index. Within each country/region, sector, and industry, the weighting of individual fund holdings can vary significantly from their weighting within the Index. The fund attempts to outperform the Index by overweighting those stocks that are viewed favorably relative to their weighting in the Index, and underweighting or avoiding those stocks that are viewed negatively.

A portfolio oversight team, which includes the portfolio managers, is responsible for the overall structure of the fund and for developing rules for portfolio construction and uses T. Rowe Price’s fundamental research by assigning equity analysts to select stocks for the fund within industries where they have focused expertise.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the financial sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.
T. Rowe Price QM U.S. Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. bonds. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund’s overall investment strategy is to provide total returns (after all of the fund’s expenses have been deducted) that exceed the total returns of the Bloomberg U.S. Aggregate Bond Index (Index). The Index is a broadly diversified index that typically consists of investment-grade, fixed income instruments with intermediate- to long-term maturities. Consistent with the Index, the fund’s holdings will normally include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, municipal securities, and U.S. dollar-denominated securities of foreign issuers.

The adviser generally invests in a range of bonds represented in the Index. While the fund’s portfolio is structured to have a risk profile and overall characteristics similar to the Index, the adviser does not attempt to fully replicate the Index. The adviser may adjust certain holdings in relation to their weighting in the Index and rely on quantitative models and fundamental research in an attempt to exceed the returns of the Index net of fees. These quantitative models are designed to help replicate the overall risk factors and other characteristics of the Index in a more efficient manner and inform portfolio construction. In conjunction with the quantitative models, the adviser uses fundamental research to evaluate and select specific bonds for the portfolio. This could result in the fund being underweight or overweight in certain sectors versus the Index or having a duration that differs from that of the Index. Duration, which is expressed in years, is a calculation that attempts to measure the price sensitivity of a bond or bond fund to changes in interest rates. For example, the price of a bond fund with a duration of three years would be expected to fall approximately 3% if interest rates rose by one percentage point. A bond fund with a longer duration should be more sensitive to changes in interest rates than a bond fund with a shorter duration.

The fund may use a variety of derivatives, such as futures, forwards, options, and swaps for a number of purposes, such as for hedging risk or managing certain exposure. Specifically, the fund buys and sells interest rate futures, including U.S. Treasury futures, and mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market as a means of adjusting the fund’s duration and gaining exposure to investment-grade bonds. Interest rate futures are futures contracts based on underlying financial instruments that pay interest, such as U.S. Treasury securities. The price of an interest rate future moves inversely to a change in interest rates. With TBA transactions, the particular mortgage-backed securities to be delivered are not identified at the trade date, but the delivered securities must meet specified terms and standards. In an effort to obtain underlying mortgage-backed securities on more preferable terms or to enhance returns, the fund may extend the settlement by entering into “dollar roll” transactions in which the fund sells mortgage-backed securities and simultaneously agrees to purchase substantially similar securities on a future date. The fund also invests in credit default swap indexes (CDX). A CDX is a swap on an index of credit default swaps. CDXs are used by the fund as a means to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or a reference index) rather than transacting in a single-name credit default swap.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. bonds. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.